Debt (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 57,955	$ 55,330
Unamortized Underwriting Fees	(116)	(105)
Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	2.34%	2.56%
Parent Company [Member]
Debt Instrument [Line Items]
Long-term Debt	9,708	10,354
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	2016-2042
Long-term Debt	7,535	8,784
Year-End Effective Interest Rates with Swaps	4.20%	4.60%
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.15%	5.43%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2017
Long-term Debt	2,089	2,102
Year-End Effective Interest Rates with Swaps	3.32%	3.32%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.12%	4.12%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2019
Long-term Debt	16,260	14,875
Year-End Effective Interest Rates with Swaps	1.22%	2.03%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	2.26%	3.13%
Fixed Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member]
Debt Instrument [Line Items]
Maturity Dates	2017
Long-term Debt	999	999
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.00%	6.00%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2017
Long-term Debt	6,100	2,600
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	1.11%	0.72%
Floating Rate Senior Notes Amount [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	2018
Long-term Debt	850	850
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.85%	0.84%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2018
Long-term Debt	675	675
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.68%	0.67%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2019
Long-term Debt	4,400	2,855
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.82%	1.14%
Floating Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member]
Debt Instrument [Line Items]
Maturity Dates	2017
Long-term Debt	300	300
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.46%	0.47%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust II [Member]
Debt Instrument [Line Items]
Maturity Dates	2016-2018
Long-term Debt	3,700	4,200
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust II [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.41%	0.49%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2019
Long-term Debt	8,876	10,685
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.72%	0.81%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust II [Member]
Debt Instrument [Line Items]
Maturity Dates	2016-2018
Long-term Debt	87	87
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust II [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.80%	0.80%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2019
Long-term Debt	488	847
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.73%	0.81%
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%
Convertible Subordinated Debt [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	2024-2036
Long-term Debt	1,350	749
Year-End Effective Interest Rates with Swaps	4.42%	0.00%
Convertible Subordinated Debt [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.39%	6.80%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2016-2017
Long-term Debt	3,672	4,012
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.25%	4.18%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2017
Long-term Debt	300	300
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	1.08%	1.08%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Maturity Dates	2016-2033
Long-term Debt	143	239
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	3.09%	3.95%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member] | Capitalized lease transactions
Debt Instrument [Line Items]
Long-term Debt	31	109
Floating Rate Borrowings [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2019
Long-term Debt	$ 247	$ 276
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Borrowings [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.59%	0.62%